Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible Preferred Stock, Par Value (in dollars per share)	$ 0.00067	$ 0.00067	$ 0.00067
Convertible Preferred Stock, Shares Authorized (in shares)	50,000,000	50,000,000	50,000,000
Convertible Preferred Stock, Shares Issued (in shares)	0	0	0
Convertible Preferred Stock, Shares Outstanding (in shares)	0	0	0
Common Stock, Par Value (in dollars per share)	$ 0.00067	$ 0.00067	$ 0.00067
Common Stock, Shares Authorized (in shares)	200,000,000	200,000,000	200,000,000
Common Stock, Shares Issued (in shares)	89,915,980	85,648,015	82,909,300